INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Components of Deferred Tax Assets and Liabilities
	As of December 31,
	2012	2013

Current deferred tax assets
Accrued expenses	$166,357	$298,992
Less: valuation allowance	(166,357)	(298,992)
Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	65,738	116,765
Less: valuation allowance	(65,738)	(116,765)
Non-current deferred tax assets, net	$-	$-
Deferred tax liabilities
Amortization of intangible assets	$10,498	$-

Income Taxes Expense

The income taxes expense consists of:

	For the years ended December 31,
	2011	2012	2013

Current	$3,326,277	$3,558,263	$722,971
Deferred	(188,439)	(67,421)	(10,569)
Total	$3,137,838	$3,490,842	$712,402

Effective Tax Rate

A reconciliation between the statutory PRC enterprise income tax rate and the Company's effective tax rate is as follows:

	For the years ended December 31,
	2011	2012	2013
	%	%	%

Applicable rate for reconciliation purpose (note)	(25)	25	25
Effect of tax holiday granted to PRC entities	(50.7)	(7.6)	(6.5)
Effect on tax rates in different tax jurisdiction	(23.7)	12.5	(2.3)
Tax effect of expenses that are not deductible in determining taxable profit (note)	(6.7)	3.1	1.1
Tax effect of allowable special deduction in determining taxable profit (note)	36.1	(20.5)	(14.9)
Change in valuation allowance	0.5	(0.6)	0.9
Effective tax rate for the year	(69.5)	11.9	3.3

Note:	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the EIT Law. Special deduction is an extra 50% deduction allowable under the EIT Law in respect of qualifying product development expense incurred.

Tax Holidays

If the tax holidays granted to the relevant subsidiaries and VIEs were not available, the impact on income tax provision and earnings per share amounts would be as follows:

	For the years ended December 31,
	2011	2012	2013

Increase in income tax expense	$2,290,131	$2,207,096	$1,399,105
Impact on net income (loss) per ordinary share-basic	$0.00	$0.00	$0.00
Impact on net income (loss) per ordinary share-diluted	$0.00	$0.00	$0.00